Note 13 - Income Taxes - Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Allowances for loan losses	$ 2,394	$ 2,428
Deferred compensation costs	158	154
Deferred ESOP loan asset	453	473
Nonaccruing loan interest	78	185
State net operating loss carryforward	42	160
Alternative minimum tax credit carryforward	0	208
Net unrealized loss on securities available for sale	0	426
Other	140	91
Total gross deferred tax assets	3,265	4,125
Deferred tax liabilities:
Deferred loan costs	344	367
Premises and equipment basis difference	526	509
Originated mortgage servicing rights	607	519
Federal tax liability on state net operating loss carryforwards	9	34
Net unrealized gain on securities available for sale	18	0
Other	59	54
Total gross deferred tax liabilities	1,563	1,483
Net deferred tax assets	$ 1,702	$ 2,642